Revenues from Contracts with Customers - Summary of Disaggregation of Revenues from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,751.1	€ 3,819.0	€ 17,310.6
Percentage of entity's revenue	100.00%	100.00%	100.00%
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,847.8	€ 3,010.9	€ 12,709.7
Percentage of entity's revenue	67.00%	79.00%	73.00%
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 706.9	€ 482.7	€ 3,031.0
Percentage of entity's revenue	26.00%	13.00%	18.00%
Rest of the World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 196.4	€ 325.4	€ 1,569.9
Percentage of entity's revenue	7.00%	8.00%	9.00%
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,011.7	€ 3,293.0	€ 13,795.8
Percentage of entity's revenue	73.00%	86.00%	80.00%
German Federal Ministry of Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 701.0	€ 473.6	€ 3,020.5
Percentage of entity's revenue	25.00%	12.00%	17.00%
Other Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 38.4	€ 52.4	€ 494.3
Percentage of entity's revenue	2.00%	2.00%	3.00%
COVID-19 vaccine revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,432.1	€ 3,776.2	€ 17,145.2
Percentage of entity's revenue	88.00%	99.00%	99.00%
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 319.0	€ 42.8	€ 165.4
Percentage of entity's revenue	12.00%	1.00%	1.00%